Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 43,457	¥ 13,436	¥ 3,080
Unearned Income And Deferred Loan Fees	¥ 268,000	¥ 238,000
Accounts Receivable, Noncurrent, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued Investment Income Receivable	Accrued Investment Income Receivable
Accrued income
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivables	¥ 260,000	¥ 198,000
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 8,168	¥ 11,314